TCM Small Cap Growth Fund
TCM Small Cap Growth Fund
Investment Objective
The TCM Small Cap Growth Fund (the “Small Cap Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Fund.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	TCM Small Cap Growth Fund Investor Class
Management Fees	0.80%
Distribution (12b-1) Fees	none
Other Expenses	0.13%
Acquired Fund Fees and Expenses	0.01%	[1]
Total Annual Fund Operating Expenses	0.94%
[1]	Acquired Fund Fees and Expenses of 0.01%, which represent the pro rata expense indirectly incurred by the Fund as a result of investing cash in unaffiliated money market funds that have their own expenses. Acquired Fund Fees and Expenses are not used to calculate the Fund's net asset value and do not correlate to the ratio of Expenses to Average Net Assets found in the "Financial Highlights" section in this Prospectus.

Example

This Example is intended to help you compare the cost of investing in the Small Cap Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Small Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Small Cap Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
TCM Small Cap Growth Fund | Investor Class | USD ($)	96	300	520	1,155

Portfolio Turnover

The Small Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Fund’s performance. During the most recent fiscal year, the Small Cap Fund’s portfolio turnover rate was 126% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Small Cap Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in stocks of small capitalization (“small cap”) companies. The Small Cap Fund defines small cap companies as those whose market capitalization, at the time of purchase, are consistent with the market capitalizations of companies in the Russell 2000® Index. The Advisor uses fundamental research to identify companies with the potential for superior earnings growth and sustainable valuations. The Advisor’s intensive bottom-up, fundamental research drives stock selection, which the Advisor believes is key to generating excess returns.

Most of the Small Cap Fund’s assets will be invested in U.S. common stocks that the Advisor expects will experience long-term, above average earnings growth. The Small Cap Fund may at times invest a significant portion of its assets (greater than 25%) in stocks of technology companies, representing various unrelated technology industries. The Small Cap Fund may also invest up to 20% of its net assets in equity securities of foreign issuers, including issuers located in emerging markets that are American Depositary Receipts (“ADRs”) or traded on a U.S. stock exchange, when consistent with the Small Cap Fund’s investment objective. The Advisor may sell a security for different reasons including when its price reaches a target set by the Advisor or if the Advisor believes that other investments are more attractive.

Principal Risks

There is the risk that you could lose all or a portion of your investment in the Small Cap Fund. The following risks could affect the value of your investment:

●	Management Risk: The Advisor may fail to implement the Small Cap Fund’s investment strategies and meet its investment objective.

●	Global Market Risk: Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the possibility that events or conditions in one country or region will adversely impact markets or economies in other countries or regions. In addition, because of interdependencies between markets, events in one market may adversely impact markets or issuers in which the Fund invests in unforeseen ways. Governmental and regulatory actions, including tax law changes, may also impair portfolio management and have unexpected consequences on particular markets, strategies or investments.

●	Equity Securities Risk: Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time.

●	Growth Stock Risk: Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. Growth-oriented funds may underperform when value investing is in favor.

●	Technology Company Risk: Although technology companies are found among a broad range of industries, they often face unusually high price volatility and losses can be significant. Technology companies may be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology.

●	Foreign Securities and Emerging Markets Risk: Foreign securities are subject to increased risks including political and economic risks, greater volatility, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. Investments in emerging markets are generally more volatile than investments in developed foreign markets.

●	Small- and Medium-Sized Company Risk: Investing in securities of smaller companies including micro-cap, small-cap, medium-cap and less seasoned companies often involve greater volatility than investing in larger, more established companies and these securities may be less liquid than other securities.

●	Portfolio Turnover Risk: High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Fund’s shareholders.

Performance

The following performance information indicates some of the risks of investing in the Small Cap Fund. The information below also illustrates how the Small Cap Fund’s performance has varied from year to year and the risks of investing in the Small Cap Fund by showing its highest and lowest quarterly returns. The table below illustrates how the Small Cap Fund’s average annual total returns for 1, 5 and 10 years compare with a broad-based securities index. The Small Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small Cap Fund will perform in the future. Updated performance is available on the Small Cap Fund’s website at www.tyghcap.com.

Small Cap Fund Calendar Year Total Return as of December 31

Highest Quarterly Return:	Q4 2010	16.18%

Lowest Quarterly Return:	Q3 2011	-24.98%

Average Annual Total Returns as of December 31, 2018
Average Annual Returns - TCM Small Cap Growth Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Investor Class	Return Before Taxes	(5.72%)	7.56%	13.23%	9.60%	Oct. 01, 2004
After Taxes on Distributions | Investor Class	Return After Taxes on Distributions	(9.57%)	3.95%	10.56%	7.57%
After Taxes on Distributions and Sale of Fund Shares | Investor Class	Return After Taxes on Distributions and Sale of Fund Shares	(2.33%)		10.23%	7.43%
Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)	(9.31%)	5.13%	13.52%	8.29%	Oct. 01, 2004

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

The “Return After Taxes on Distributions and Sale of Fund Shares” is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.